Ivy Funds

Supplement dated May 8, 2018 to the

Ivy Funds Statement of Additional Information

dated July 5, 2017

as supplemented July 14, 2017, August 18, 2017, September 29, 2017, November 22, 2017, November 28, 2017, January 12, 2018, February 26, 2018, April 12, 2018, April 13, 2018 and April 30, 2018

Effective immediately, Scott R. Sullivan will no longer serve as a co-portfolio manager of Ivy Small Cap Core Fund.

Supplement	Statement of Additional Information	1